Quarterly Financial Information Quarterly Financial Information (Tables)	12 Months Ended
Aug. 29, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Text Block]

2012	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$1,963	$2,172	$2,009	$2,090
Gross margin	219	234	210	305
Operating loss	(149)	(188)	(204)	(71)
Net loss	(242)	(320)	(282)	(187)
Net loss attributable to Micron	(243)	(320)	(282)	(187)

Loss per share:
Basic	$(0.24)	$(0.32)	$(0.29)	$(0.19)
Diluted	(0.24)	(0.32)	(0.29)	(0.19)

2013	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$2,843	$2,318	$2,078	$1,834
Gross margin	708	556	366	217
Operating income (loss)	207	149	(23)	(97)
Net income (loss)	1,710	43	(284)	(275)
Net income (loss) attributable to Micron	1,708	43	(286)	(275)

Earnings (loss) per share:
Basic	$1.65	$0.04	$(0.28)	$(0.27)
Diluted	1.51	0.04	(0.28)	(0.27)